Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Cash and Cash Equivalents	12. Cash and Cash Equivalents

	December 31	December 31
($ millions)	2022	2021
Cash	1 782	1 971
Cash equivalents	198	234
	1 980	2 205